Significant Accounting Policies (Details) - Schedule of net loss per share - USD ($)	2 Months Ended	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2022
Redeemable Ordinary Stock [Member]
Numerators:
Allocation of net loss (in Dollars)		$ (486,259)
Denominators:
Weighted-average shares outstanding		4,488,986
Basic and diluted net loss per share (in Dollars per share)		$ (0.11)
Non- Redeemable Ordinary Stock [Member]
Numerators:
Allocation of net loss (in Dollars)	$ (4,510)	$ (145,913)
Denominators:
Weighted-average shares outstanding	1,000,000 [1]	1,347,027
Basic and diluted net loss per share (in Dollars per share)	$ 0	$ (0.11)

[1]	This number excludes up to 150,000 ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters prior the Initial Public Offering on May 12, 2021.